EMPLOYEE FUTURE BENEFITS (Details 1) (CAD) In Millions, unless otherwise specified			3 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Benefit Plans [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Sep. 30, 2012 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2010 Predecessor [Member] Other Benefit Plans [Member]
Change in benefit obligation
Projected benefit obligation at beginning of period	0	0	393.9	150.8		383.8	379.4		162.3	154.5
Service cost for the period			0.2	0.4		1.0	1.4	2.1	1.0	1.3	2.0
Interest cost			3.7	1.5		12.3	17.7	20.5	5.3	7.6	10.0
Benefit payments			(7.8)	(1.5)		(22.9)	(42.8)		(5.6)	(6.8)
Recognition (reversal) of downsizing program			0	0		(0.2)	1.7	0	(1.4)	0
Elimination of extended health benefits for retirees			0	0		0	0		(24.8)	0
Actuarial losses (gains) and other adjustments			(3.5)	(2.0)		19.9	26.4		14.0	5.7
Projected benefit obligation at end of period	0	0	386.5	149.2		393.9	383.8	379.4	150.8	162.3	154.5
Change in plan assets
Fair value of defined benefit plan assets at beginning of period	233.0	231.9	231.9	0	226.9	226.9	246.4		0	0
Actual return on plan assets			4.3	0		13.4	1.0		0	0
Company contributions			4.6	1.5		14.5	22.0		5.6	6.8
Other			0	0		0	0.3		0	0
Benefit payments			(7.8)	(1.5)		(22.9)	(42.8)		(5.6)	(6.8)
Fair value of assets at end of period	233.0	231.9	233.0	0	226.9	231.9	226.9	246.4	0	0	0